Revenues - Summary of Breakdown of Revenues by Product Line (Detail) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	€ 903,059	€ 728,993
Zegna branded products
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	541,319	425,252
Thom Browne
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	206,951	185,166
Tom Ford Fashion
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	64,015	0
Textile
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	73,072	68,968
Third Party Brands
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	15,477	47,341
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	€ 2,225	€ 2,266